Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flow from operating activities
Net loss	$ (11,589)	$ (7,661)
Adjustments required to reconcile net loss to net cash used in operating activities
Depreciation and amortization	19	18
Stock-based compensation expense	1,096	1,007
Amortization of premium (discount) on marketable debt securities	16	(215)
Interest income from short-term deposits	(268)	(71)
Gain from realization of marketable debt securities	(10)	(9)
Changes in operating assets and liabilities:
Decrease (increase) in other accounts receivable	158	(487)
Decrease in trade payables	(2,123)	764
Decrease in other accounts payable	(141)	(349)
Net cash used in operating activities	(12,842)	(7,003)
Cash flow from investing activities
Purchase of property and equipment	(5)	(4)
Investment in available for sale securities	(26,979)	(68,717)
Investment in short term deposits	(4,000)	(9,000)
Maturity of short term deposits	4,800	0
Consideration from sale of available for sale securities	28,588	86,248
Net cash provided by investing activities	2,404	8,527
Cash flow from financing activities
Proceeds from exercise of options	61	95
Net cash provided in financing activities	61	95
Increase (decrease) in cash and cash equivalents and restricted cash	(10,377)	1,619
Cash and cash equivalents and restricted cash at the beginning of the period	16,043	24,159
Cash and cash equivalents and restricted cash at the end of the period	5,666	25,778
Supplemental disclosure of cash flow information:
Cash received from interest	317	1,057
Non-cash transactions:
Recognition of right-of-use asset and lease liabilities from adoption of ASU 2016-02	$ 35	$ 679